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May 5, 2010	Rajib Chanda
202-508-4671
202-383-7793 fax
rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers AMG Funds (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 68 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 30, 2010 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for GW&K Municipal Bond Fund, GW&K Small Cap Equity Fund and GW&K Municipal Enhanced Yield Fund dated May 1, 2010;

(ii)	Prospectus for TimesSquare Small Cap Growth Fund dated May 1, 2010;

(iii)	Prospectus for TimesSquare Mid Cap Growth Fund dated May 1, 2010;

(iv)	Prospectus for Skyline Special Equities Portfolio dated May 1, 2010;

(v)	Prospectus for Renaissance Large Cap Growth Fund dated May 1, 2010; and

(vi)	Statement of Additional Information for GW&K Municipal Bond Fund, GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund, Skyline Special Equities Portfolio and Renaissance Large Cap Growth Fund dated May 1, 2010.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/S/ RAJIB CHANDA
Rajib Chanda